Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Deferred offering cost		$ 313
Estimated useful life	3 years
Software cost	$ 233
Stock-based compensation expense	$ 50
Employee compensation percentage	8.33%
Unbilled receivables	$ 39	35
Deferred revenue	$ 27	$ 31
Percentage of dividend	100.00%
Excess Stock, Shares Outstanding (in Shares)	3,080,012	9,929,970	11,237,969
IPO [Member]
Significant Accounting Policies [Line Items]
Deferred offering cost	$ 313
voluntary conversion of ordinary shares (in Shares)	7,211,280
Dividend amount	$ 7
Convertible advance investment amount of ordinary shares (in Shares)	1,142,856
Original Investment [Member]
Significant Accounting Policies [Line Items]
Original investment, percentage	200.00%